Cover	Oct. 20, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 20, 2025, DocGo Inc., a Delaware corporation, filed a Current Report on Form 8-K (the “Original 8-K”) disclosing its entry into a Merger Agreement (as defined below) with STMD Merger Company, LLC, a Delaware limited liability company, the Acquired Company (as defined below), and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the representative for the Indemnification Support Parties (as defined in the Merger Agreement), pursuant to which the Purchaser (as defined below) on October 20, 2025 has acquired the Acquired Company.
Document Period End Date	Oct. 20, 2025
Entity File Number	001-39618
Entity Registrant Name	DOCGO INC.
Entity Central Index Key	0001822359
Entity Tax Identification Number	85-2515483
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	685 Third Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	844
Local Phone Number	443-6246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DCGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false